Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Revenues, net	$ 3,719,647		$ 1,757,652
Cost of revenues	3,174,383		1,283,158
Gross profit	545,264		474,494
Selling, general and administrative expenses	1,921,795		494,055
Operating loss	(1,376,531)		(19,561)
Non-operating income (expense):
Interest expense, net	(129)		(46,492)
Rental income			25,704
Other income	49,519
Total non-operating income (expense)	49,390		(20,788)
Net loss before income tax expense	(1,327,141)		(40,349)
Income tax benefit	(189,997)		(11,342)
Net loss	(1,137,144)		(29,007)
Net loss attributable to non-controlling interest	(126,754)
Net loss attributable to Cryptyde, Inc.	$ (1,010,390)		$ (29,007)
Earnings (loss) per share:
Loss per share – basic and diluted	$ (101.04)		$ (2.90)
Weight average number of common shares outstanding – basic and diluted	10,000		10,000
Previously Reported [Member]
Revenues, net
Cost of revenues
Gross profit
Selling, general and administrative expenses		676,628
Operating loss		(676,628)
Non-operating income (expense):
Interest expense, net		(33,395)
Rental income		25,704
Other income
Total non-operating income (expense)		33,395
Net loss before income tax expense		(643,233)
Income tax benefit
Net loss		(643,233)
Net loss attributable to non-controlling interest		(128,860)
Net loss attributable to Cryptyde, Inc.		$ (514,373)
Earnings (loss) per share:
Loss per share – basic and diluted		$ (51.44)
Weight average number of common shares outstanding – basic and diluted		10,000